Fair Value Measurements - Measurement (Details) - Southport Acquisition Corp	Jun. 30, 2025 $ / shares Y	Dec. 31, 2024 $ / shares Y	Jun. 30, 2024 Y $ / shares	Apr. 08, 2024 shares	Feb. 12, 2024 $ / shares	Jan. 12, 2024 $ / shares	Dec. 31, 2023 $ / shares Y	Dec. 13, 2023 $ / shares	Nov. 14, 2023 $ / shares	Oct. 11, 2023 $ / shares	Sep. 30, 2023 $ / shares	Jun. 09, 2023 $ / shares	Dec. 14, 2021 shares
Class A common stock
Fair Value Measurement Inputs
Number of shares issuable per warrant (in shares) | shares				1
Number of warrants in a unit | shares				0.5
Common stock price
Fair Value Measurement Inputs
Measurement input | $ / shares					10.73	10.65		10.62	10.6	10.57	10.56	10.54
Risk-free rate of interest
Fair Value Measurement Inputs
Measurement input					0.0488	0.046		0.0488	0.0517	0.0531	0.0539	0.051
Volatility
Fair Value Measurement Inputs
Measurement input					0.644	0.6602		0.6552	0.6391	0.649	0.6596	0.7656
IPO | Class A common stock
Fair Value Measurement Inputs
Number of shares issuable per warrant (in shares) | shares													1
Public Warrants | IPO
Fair Value Measurement Inputs
Number of warrants in a unit | shares													0.5
Private placement warrants | Common stock price
Fair Value Measurement Inputs
Measurement input | $ / shares	11.83	11.14	10.99				10.64
Private placement warrants | Exercise price
Fair Value Measurement Inputs
Measurement input | $ / shares	11.5	11.5	11.5				11.5
Private placement warrants | Risk-free rate of interest
Fair Value Measurement Inputs
Measurement input	0.0378	0.0437	0.0428				0.0381
Private placement warrants | Volatility
Fair Value Measurement Inputs
Measurement input	0	0	0				0
Private placement warrants | Term
Fair Value Measurement Inputs
Measurement input | Y	5.25	5.75	5.46				5.21
Private placement warrants | Warrant to buy one share
Fair Value Measurement Inputs
Measurement input | $ / shares	0.25	0.2	0.02				0.03
Private placement warrants | Dividend yield
Fair Value Measurement Inputs
Measurement input	0	0	0				0